Equity (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended					3 Months Ended		9 Months Ended			12 Months Ended
	Nov. 05, 2024 Share $ / shares	Oct. 03, 2024 USD ($)	Jul. 18, 2024 Share $ / shares	Feb. 02, 2024 $ / shares	Dec. 28, 2023 CAD ($) $ / shares shares	Aug. 17, 2023 USD ($)	Dec. 01, 2021 $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($) Share $ / shares shares	Dec. 31, 2024 USD ($) Share shares	Dec. 31, 2023 USD ($)	Mar. 31, 2024 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares reserved for issuance under stock option plan, maximum percentage of total issued and outstanding shares										10.00%	10.00%
Maximum percentage of yearly shares issuable to any one optionee under stock option plan										5.00%	5.00%
Maximum term of options granted										10 years	10 years
Number of options exercised | Share										100,000	100,000		22,500
Proceeds from exercise of options											$ 101	$ 96
Exercise price of options exercised | $ / shares										$ 1.45			$ 5.66
Share-based compensation								$ 3,526	$ 633		$ 6,249	6,650
August 2023 Equity Distribution Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in ATM Equity Program | shares										12,534,457	12,534,457
Proceeds from common shares issued in ATM Equity Program						$ 90,000				$ 51,100	$ 37,400
Average price per ATM Share | $ / shares										$ 4.08
Cash commission paid											1,100
Fees for share issue costs											$ 2
October 2024 Equity Distribution Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in ATM Equity Program | shares										21,367,527	21,367,527
Proceeds from common shares issued in ATM Equity Program		$ 200,000								$ 122,600	$ 87,500
Average price per ATM Share | $ / shares										$ 5.74
Cash commission paid											2,300
Fees for share issue costs											$ 400
Titan.io [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants issued | shares							106,677
Exercise price of warrants issued | $ / shares							$ 30
2023 Special Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of special warrants issued | shares					5,750,000
Exercise price of special warrants issued | $ / shares				$ 6	$ 5
Gross proceeds from special warrants issued					$ 28,750
Broker Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Cash consideration of services										$ 1,730
Number of warrants issued | shares										345,000	345,000
Exercise price of warrants issued | $ / shares										$ 5
Fair value of warrants								1,280			$ 1,280
Warrants risk free interest rate										3.51%	3.51%
Warrants expected volatility										100.00%	100.00%
Warrants expected life										3 years	3 years
Warrants forfeiture rate										0.00%	0.00%
Warrants expected dividend										0.00%	0.00%
Amount of professional and other fees											$ 257
Stock option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options exercised | Share										100,000	100,000
Proceeds from exercise of options										$ 145
Exercise price of options exercised | $ / shares										$ 1.45
Share-based compensation								52	200		$ 226	3,600
Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments exercised | Share										118,600	118,600		802,650
Shares reserved for issuance under restricted share unit plan, maximum percentage of total issued and outstanding shares										10.00%	10.00%
Maximum percentage of yearly shares issuable to any one optionee under restricted share unit plan										5.00%	5.00%
Share-based compensation								$ 3,500	$ 400		$ 6,000	$ 3,000
Number of other equity instruments granted | Share										4,933,000	4,933,000		257,976
Restricted share units [Member] | Employees, officers, directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted | Share	2,442,000		2,491,000
Fair value price per share of RSU granted | $ / shares	$ 5.06		$ 5
Restricted share units [Member] | Employees, officers, directors [Member] | Vest fifty percent after twelve months from grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted | Share	2,142,000
Restricted share units [Member] | Employees, officers, directors [Member] | Vest three equal installments, every twelve months, over three years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted | Share	300,000